Note 9 - Stock-Based Awards, Stock Options Activity (Details) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013
Stock Options Activity [Abstract]
Outstanding - Number of Shares	4,377,874	5,780,608	5,780,608		6,007,661
Oustanding - Average Exercise price	$ 1.78	$ 2.09	$ 2.09		$ 2.23
Vested and expected to vest at March 31	4,262,557		4,302,138		5,622,126
Vested and expected to vest at March 31	$ 1.53		$ 1.79		$ 2.10
Exercisable at March 31	3,260,194		3,531,403		3,580,173
Exercisable at March 31	$ 1.64		$ 1.90		$ 2.34
Granted			1,096,500		1,019,750
Granted	$ 1.06		$ 1.04		$ 1.25
Exercised	25,000	0	0		(87,881)
Exercised	$ 0.97		$ 0		$ 1.13
Cancelled (1)	877,764		(2,499,234)	[1]	(1,158,922)	[1]
Cancelled (1)	$ 2.40		$ 2.19	[1]	$ 2.18	[1]
Outstanding - Number of Shares	4,305,110		4,377,874		5,780,608
Oustanding - Average Exercise price	$ 1.52		$ 1.78		$ 2.09

[1]	Includes cancellation of unvested stock options granted to Vision's former President and Chief Executive Officer, Cynthia F. Ansari (1,125,000 stock options), and Vision's former EVP, Corporate Development and Chief Financial Officer, Katherine L. Wolf (612,458 stock options).